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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended September 30, 2006

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Met Investors Advisory, LLC
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Name of Institutional Investment Manager

5 Park Plaza, Suite 1900                Irvine              CA           92614
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Business Address         (Street)       (City)            (State)          (Zip)

13F File Number: 28-10259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Richard C. Pearson, Executive Vice President, General Counsel & Secretary
                                                                  (949) 223-5680
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Name                               (Title)                            (Phone)

                                         /s/ Richard. C. Pearson
                                         -------------------------------------
                                         Richard C. Pearson

                                         (Manual Signature of Person Duly
                                         Authorized to Submit This Report)

                                         Irvine, CA     October 16, 2006
                                         -------------------------------------
                                            (Place and Date of Signing)

Report Type:

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.





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List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


    13F File No.: Name:

1.   028-11246    AIM Capital Management, Inc.

2.   028-06700    Dreman Value Management, LLC

3.   028-04375    Federated Investors, Inc.

4.   028-04192    Gallatin Asset Management, Inc.

5.   028-04981    Goldman Sachs Asset Management

6.   028-02013    Harris Associates, LP

7.   028-01343    Janus Capital Management LLC

8.   028-10469    Lazard Asset Management

9.   028-01700    Legg Mason, Inc.

10.  028-00398    Loomis, Sayles & Company, L.P.

11.   028-00413   Lord Abbett & Co. LLC

12.   028-04968   Massachusetts Financial Services Company

13.   028-00791   Merrill Lynch Asset Management, Inc.

14.  028-03432    Morgan Stanley Investment

15.  028-00454    Neuberger Berman Management, Inc.

16.  028-00203    OppenheimerFunds, Inc.

17.  028-04976    Pacific Investment Management Company LLC

18.  028-04037    Pioneer Investment Management, Inc.

19.  028-00090    Putnam Investment Management, LLC

20.  028-00223    RCM Capital Management LLC

21.  028-00115    T. Rowe Price Associates, Inc.

22.  028-05110    Third Avenue Management LLC

23.  028-02924    Turner Investment Partners, Inc.